SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2022	December 31, 2021
Short-term bank loans and other credit facilities including commercial paper[1]	1,183	888
Current portion of long-term debt	1,373	836
Lease obligations	163	189
Total	2,719	1,913
1.The weighted average interest rate on short-term borrowings outstanding was 0.8% and 0.9% as of June 30, 2022 and December 31, 2021, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2022	December 31, 2021
Corporate

5.5 billion Revolving Credit Facility	2023 - 2025			—	—
€750 million Unsecured Notes	2022	Fixed	3.13%	—	551
€500 million Unsecured Notes	2023	Fixed	0.95%	381	415
€750 million Unsecured Notes	2023	Fixed	1.00%	778	848
€1 billion Unsecured Notes	2024	Fixed	2.25%	553	604
750 Unsecured Notes	2024	Fixed	3.60%	289	289
500 Unsecured Notes	2025	Fixed	6.13%	183	183
€750 million Unsecured Notes	2025	Fixed	1.75%	775	844
750 Unsecured Notes	2026	Fixed	4.55%	399	399
500 Unsecured Notes	2029	Fixed	4.25%	495	494
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	671	671
1 billion Unsecured Notes	2041	Fixed	6.75%	428	428
EIB loan	2032	Floating	1.56%	291	—
EIB loan	2025	Fixed	1.16%	167	215
Schuldschein loans	2025-2027	Fixed/Floating	1.5% - 3.0%	753	—
Other loans	2023	Fixed	3.10%	73	142
Other loans	2029-2035	Floating	0.6% - 2.3%	247	273
Total Corporate				6,483	6,356

Americas
Other loans	2022 - 2030	Fixed/Floating	0.0% - 10.7%	65	72
Total Americas				65	72

Europe, Asia & Africa
EBRD Facility	2024	Floating	4.2% - 4.5%	59	82
Other loans	2022 - 2029	Fixed/Floating	0.0% - 5.6%	127	123
Total Europe, Asia & Africa				186	205

Total				6,734	6,633
Less current portion of long-term debt				(1,373)	(836)
Total long-term debt (excluding lease obligations)				5,361	5,797
Long-term lease obligations[2]				708	691
Total long-term debt, net of current portion				6,069	6,488
1.Rates applicable to balances outstanding at June 30, 2022, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2022, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 163 and 189 as of June 30, 2022 and December 31, 2021, respectively. See note 11 for further information regarding leases.